Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
CURRENT ASSETS:
Cash	$ 11,045,708	$ 12,567,463
Accounts receivable, net	1,039,580	793,212
Other receivables, net	188,441	251,953
Loan to third parties, current	524,969	551,930
Other current assets	95,583	69,104
TOTAL CURRENT ASSETS	14,672,805	15,995,641
Loan to third parties, noncurrent	194,229	171,004
Property and equipment, net	485,660	495,255
Intangible assets, net	7,456	54,382
Long-term investments	138,498
Operating lease right-of-use assets	341,895	391,189
Long-term rent deposit	53,303	56,040
Deferred tax assets, net	262,577	374,681
TOTAL ASSETS	16,156,423	17,538,192
CURRENT LIABILITIES:
Deferred revenue	1,818,426	2,110,628
Operating lease liabilities, current	260,283	210,274
Taxes payable	969,595	1,119,601
Other payables	176,257	136,110
Accrued expenses and other liabilities	173,791	179,440
Accounts payable	210,348	233,473
TOTAL CURRENT LIABILITIES	3,924,212	4,305,038
Operating lease liabilities, noncurrent	72,975	203,171
TOTAL LIABILITIES	3,997,187	4,508,209
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Common stock, $0.01 par value, 30,000,000 shares authorized; 4,410,059 and 4,440,085 shares issued and outstanding as of March 31, 2024 and 2023, respectively	44,106	44,401
Additional paid-in capital	5,124,236	5,123,941
Statutory reserve	867,530	867,530
Retained earnings	6,362,554	6,417,842
Accumulated other comprehensive loss	(1,248,648)	(752,391)
Total Wah Fu shareholders’ equity	11,149,778	11,701,323
Non-controlling interest	1,009,458	1,328,660
TOTAL SHAREHOLDERS’ EQUITY	12,159,236	13,029,983
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	16,156,423	17,538,192
Related Party
CURRENT ASSETS:
Loan to related parties	1,778,524	1,761,979
CURRENT LIABILITIES:
Due to related parties	$ 315,512	$ 315,512